Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income (loss) Per Ordinary Share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share:

		For the Period from
	For the Three Months Ended June 30, 2021	January 8, 2021 (Inception) through June 30, 2021
Class A ordinary shares
Numerator:

Net gain from investments held in Trust Account	$6,781	$6,781

Net income attributable to Class A ordinary shares	$6,781	$6,781
Denominator:
Weighted average shares outstanding of Class A ordinary shares , basic and diluted	27,500,000	27,500,000

Basic and diluted net income per share, Class A ordinary shares	$0.00	$0.00

Class B ordinary shares
Numerator:
Net loss	$(5,304,203)	$(4,306,111)
Less: Net income attributable to Class A ordinary shares	(6,781)	(6,781)

Net loss attributable to Class B ordinary shares	$(5,310,984)	$(4,312,892)
Denominator:
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,875,000	6,608,477

Basic and diluted net loss per share, Class B ordinary shares	$(0.77)	$(0.65)